Consolidated Statements of Income (Parenthetical) (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Income [Abstract]
Interest income	$ 1	$ 0	$ 1	$ 1
Tax (benefit) expense on gain (loss) on dispositions from discontinued operations	$ (2)	$ 1	$ (1)	$ 2